Time charter revenues and net investment in direct financing lease - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Capital Leased Assets [Line Items]
Tax expense, including fees reimbursed to charterer	$ 2.7
Hoegh LNG FRSU III Ltd [Member]
Capital Leased Assets [Line Items]
Business Combinations Charter Out One Vessel To Predefined Hire Rate	90.00%
Hegh Gallant [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2020
Lease Expiration Term	5 years
Charter period	5 years
PGN FSRU Lampung [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2034
Lease Expiration Term	20 years
Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2036
Lease Expiration Term	20 years
Non Cancellable Lease Expiration Term	10 years
Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	20 years
Maximum | Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	20 years
Maximum | Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term	15 years
Minimum | Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	15 years
Minimum | Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term	10 years